Reconciliation of Total Net Business Profits Under the Internal Management Reporting System to Income (Loss) Before Income Tax Expense (Benefit) Shown on the Consolidated Statements of Income (Parenthetical) (Detail) (JPY ¥)
In Millions
	12 Months Ended									1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011 Credit-related contracts		Mar. 31, 2010 Credit-related contracts		Mar. 31, 2011 Credit-related contracts Loans related to credit derivatives	Mar. 31, 2010 Credit-related contracts Loans related to credit derivatives	Mar. 31, 2009 Credit-related contracts Loans related to credit derivatives	May 07, 2009 Shinko Securities Company Limited	Mar. 31, 2010 Shinko Securities Company Limited
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Gains (losses) recorded in income	¥ 142,664	¥ 105,102	¥ (15,220)	[1]	¥ (97,215)	[1]	¥ (8,207)	¥ (90,642)	¥ 75,200
Gain on a bargain purchase										¥ 106,310	¥ 106,310

[1]	The amounts include the net loss of ¥90,642 million and ¥8,207 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2010 and 2011, respectively.